August 6, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Century Government Income Trust (the "Registrant")
1933 Act File No. 002-99222; Post-Effective Amendment No. 88
1940 Act File No. 811-04363; Amendment No. 89

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in the most recent registration statement amendment, the text of which has been filed electronically.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3456.

Sincerely,

/s/ Vincent M. Lewis
Vincent M. Lewis
Corporate Counsel